INTANGIBLE ASSETS, NET	12 Months Ended
Sep. 30, 2024
Goodwill and Intangible Assets Disclosure [Abstract]
INTANGIBLE ASSETS, NET

NOTE 10 – INTANGIBLE ASSETS, NET

Intangible assets, net mainly consist of the following:

	September 30, 2024	September 30, 2023

Land use rights	$859,864	$827,053
Less: accumulated amortization	(82,869)	(60,703)
Land use rights, net	$776,995	$766,350

Amortization expenses were $24,108, $9,010, and $7,610 for the fiscal years ended September 30, 2024, 2023 and 2022, respectively. Estimated future amortization expense for intangible assets is as follows:

Years ending September 30,	Amortization expense

2025	$17,055
2026	17,055
2027	17,055
2028	17,055
2029	17,055
Thereafter	691,720
Total	$776,995

BON NATURAL LIFE LIMITED AND SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS